Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The Board did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined Item 402(v) of Regulation S‑K to link compensation paid to the named executive officers (“NEOs”). Accordingly, we have omitted the tabular list of financial performance measures and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

PAY VERSUS PERFORMANCE
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non- PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(6)	Net Income (Loss) (thousands)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$452,954	$452,954	$261,465	$261,465	$80.36	$(4,731)
2024	$304,000	$304,000	$185,757	$185,757	$98.15	$766
2023	$253,577	$253,577	$157,134	$157,134	$72.97	$(1,360)

(1)	We are a smaller reporting company pursuant to Rule 405 of the Securities Act, and as such, we are only required to include information for the past three fiscal years in this table.

(2)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Christopher Ho (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table for Fiscal 2025” herein and “Executive Compensation—Summary Compensation Table for Fiscal 2024” in the Company’s proxy statement for Fiscal 2024.

(3)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Ho, as computed in accordance with Item 402(v) of Regulation S-K. Mr. Ho did not hold any equity awards during the applicable years and, accordingly, there were no adjustments made to Mr. Ho’s total compensation. As a result, the dollar amounts of “compensation actually paid” reported in column (c) is equal to the dollar amounts reported in the “summary compensation table total” in column (b) for each corresponding year.

(4)

The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our principal executive officer (“PEO”)) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation—Summary Compensation Table for Fiscal 2025” herein and “Executive Compensation—Summary Compensation Table for Fiscal 2024” in the Company’s proxy statement for Fiscal 2024. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are Richard Li and Michael Binney.

(5)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. None of the Company’s NEOs held any equity awards during the applicable years and, accordingly, there were no adjustments made to such NEOs total compensation. As a result, the dollar amounts of “compensation actually paid” reported in column (e) is equal to the dollar amounts reported in the “summary compensation table total” in column (d) for non-PEO NEOs for each corresponding year.

(6)

The Company did not pay any dividends during the measurement period. Accordingly, cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)

The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year. The Company does not use net (loss) income as a performance measure in its executive compensation program.

PEO Total Compensation Amount	$ 452,954	$ 304,000	$ 253,577
PEO Actually Paid Compensation Amount	452,954	304,000	253,577
Non-PEO NEO Average Total Compensation Amount	261,465	185,757	157,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 261,465	185,757	157,134
Compensation Actually Paid vs. Total Shareholder Return

Relationship Disclosure to Pay Versus Performance Table

As described in more detail above under “Compensation of Named Executive Officers,” the Company’s executive compensation program reflects a performance-driven compensation philosophy and the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Performance Measures

The charts below show, for the past two years, the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs as a group to (i) the Company’s cumulative TSR; and (ii) the Company's net loss.

Compensation Actually Paid vs. Net Income

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Total Shareholder Return Amount	$ 80.36	98.15	72.97
Net Income (Loss)	$ (4,731,000)	$ 766,000	$ (1,360,000)